INCOME TAXES (TAX BENEFIT), NET - Tax rates (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES (TAX BENEFIT), NET
Statutory corporate income tax rate (in percent)			23.00%	23.00%	23.00%
Preferred Technological Enterprise regime (in percent)	12.00%	7.50%		7.50%	7.50%
Withholding tax rate on dividends distributed to foreign companies			20.00%
Withholding tax rate on dividends distributed to Israeli corporation			0.00%